FINANCIAL INSTRUMENTS AND RISKS (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Risk Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate	7.80%	8.10%
Pre-hedge, post-fixed interest rate, amount	R$ 254.3	R$ 243.2
Pre-hedge, pre-fixed interest rate	10.20%	10.10%
Pre-hedge, pre-fixed interest rate, amount	R$ 2,245.0	R$ 2,372.0
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate, amount	254.3	243.2
Pre-hedge, pre-fixed interest rate, amount	R$ 3,198.4	R$ 3,257.9
Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	13.00%	11.50%
Pre-hedge, pre-fixed interest rate, amount	R$ 510.2	R$ 405.6
Interest Rate Risk U S Dollars [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	8.00%	14.00%
Pre-hedge, pre-fixed interest rate, amount	R$ 3.8
Interest Rate Risk Canadian Dollars [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	5.80%	5.60%
Pre-hedge, pre-fixed interest rate, amount	R$ 439.4	R$ 480.3